CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Common stock	Additional paid-in capital	Statutory reserve	Accumulated profits	Accumulated other comprehensive (loss)/income	Total
Balance at the beginning at Mar. 31, 2019	$ 1,800	$ 1,619,774	$ 745,590	$ 16,945,947	$ (294,079)	$ 19,019,032
Balance at the beginning (in shares) at Mar. 31, 2019	9,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net profit for the year	$ 0	0	0	9,975,225	0	9,975,225
Foreign currency translation adjustment	0	0	0	0	(1,112,209)	(1,112,209)
Balance at the end at Mar. 31, 2020	$ 1,800	1,619,774	745,590	26,921,172	(1,406,288)	27,882,048
Balance at the end (in shares) at Mar. 31, 2020	9,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net profit for the year	$ 0	0	0	3,498,005	0	3,498,005
Foreign currency translation adjustment	0	0	0	0	2,388,306	2,388,306
Issuance of common stocks through IPO	$ 600	11,796,213	0	0	0	11,796,813
Issuance of common stocks through IPO (in share)	3,000,000
Increase of capital reserve from IPO proceeds net off IPO expense	$ 600	11,796,213	0	0	0	11,796,813
Increase of capital reserve from IPO proceeds net off IPO expense (in shares)	0
Balance at the end at Mar. 31, 2021	$ 2,400	13,415,987	745,590	30,419,177	982,018	45,565,172
Balance at the end (in shares) at Mar. 31, 2021	12,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net profit for the year	$ 0	0	0	(1,400,292)	0	(1,400,292)
Foreign currency translation adjustment	0	0	0	0	1,458,405	1,458,405
Issuance of ordinary shares for acquisition of new subsidiary	$ 580	4,639,420	0	0	0	4,640,000
Issuance of ordinary shares for acquisition of new subsidiary (In shares)	2,900,000
Balance at the end at Mar. 31, 2022	$ 2,980	$ 18,055,407	$ 745,590	$ 29,018,885	$ 2,440,423	$ 50,263,285
Balance at the end (in shares) at Mar. 31, 2022	14,900,000